U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1. Name and address of issuer:

   Prudential Jennison Natural Resources Fund, Inc.
   655 Broad Street
   17th Floor
   Newark, New Jersey 07102-4077

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3. Investment Company Act File Number: 811-05206

   Securities Act File Number: 033-15166

4. (a) Last day of fiscal year for which this Form is filed:
                                             October 31, 2021

   (b) Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the Issuer's fiscal year). [ ]

   (c)  Check box if this is the last time the issuer will be filing
   this form.   [     ]

5. Calculation of registration fee:

  (i) Aggregate sale price of securities sold during
  the fiscal year pursuant to section 24(f):        $197,199,188

  (ii) Aggregate price of securities
  redeemed or repurchased during the
  fiscal year:                             $227,530,007

  (iii) Aggregate price of securities
  redeemed or repurchased during any
  prior fiscal year ending no earlier
  than October 11, 1995 that were not
  previously used to reduce registration
  fees payable to the Commission:          $3,409,146,980

  (iv) Total available redemption credits [add
  items 5(ii) and 5(iii):                         - $3,636,676,987

  (v) Net sales - if item 5(i) is greater than
  Item 5(iv) [subtract Item 5(iv) from Item(i)]:      $ 0

  (vi) Redemption credits available for
  use in future years - if Item 5(i) is
  less than Item 5(iv) [subtract Item
  5(iv) from Item 5(i)]:                  $(3,439,477,799)

  (vii) Multiplier for determining registration fee:  x 0.0000927

  (viii) Registration fee due [multiply Item 5(v) by
  Item 5(vii)]:                                         $ 0

6. Prepaid Shares

  If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                         + $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                         = $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A


  Method of Delivery:

  [ ]   Wire Transfer
  [ ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Christian J. Kelly
        Christian J. Kelly
        Treasurer and Principal Financial and Accounting Officer

Date:   January 20, 2022